New Perspective Fund®
Investment portfolio
December 31, 2020
unaudited
Common stocks 96.99% Information technology 23.11%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	207,355,941	$3,894,451
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,500,631	163,629
Microsoft Corp.	16,554,181	3,681,981
ASML Holding NV1	3,847,322	1,859,264
ASML Holding NV (New York registered) (ADR)	1,842,254	898,504
Mastercard Inc., Class A	5,544,557	1,979,074
PayPal Holdings, Inc.[2]	7,207,560	1,688,011
Broadcom Inc.	3,450,240	1,510,688
Samsung Electronics Co., Ltd.[1]	16,068,258	1,200,900
Shopify Inc., Class A, subordinate voting shares[2]	985,332	1,115,347
Adobe Inc.[2]	2,011,759	1,006,121
Visa Inc., Class A	3,722,342	814,188
Keyence Corp.[1]	1,124,740	632,984
GoDaddy Inc., Class A2	6,352,671	526,954
Advanced Micro Devices, Inc.[2]	5,472,068	501,843
STMicroelectronics NV1	13,298,662	492,718
Trimble Inc.[2]	7,277,583	485,924
TE Connectivity Ltd.	3,955,425	478,883
Apple Inc.	3,595,681	477,111
ServiceNow, Inc.[2]	848,697	467,148
Smartsheet Inc., Class A2,3	6,736,421	466,767
Autodesk, Inc.[2]	1,337,218	408,306
Edenred SA1	5,822,709	330,376
SAP SE1	2,358,249	309,894
FleetCor Technologies, Inc.[2]	1,100,390	300,219
Amadeus IT Group SA, Class A, non-registered shares[1]	3,930,854	284,585
Worldline SA, non-registered shares[1,2]	2,919,013	282,334
Zendesk, Inc.[2]	1,897,991	271,640
ON Semiconductor Corp.[2]	7,593,270	248,528
Micron Technology, Inc.[2]	3,050,139	229,309
Global Payments Inc.	1,038,006	223,607
HubSpot, Inc.[2]	550,000	218,042
Cree, Inc.[2]	1,944,267	205,898
Tokyo Electron Ltd.[1]	538,508	200,856
Alteryx, Inc., Class A2	1,630,177	198,539
DocuSign, Inc.[2]	785,000	174,505
Adyen NV1,2	73,500	171,028
Fidelity National Information Services, Inc.	1,179,137	166,801
Motorola Solutions, Inc.	961,971	163,593
Halma PLC[1]	4,295,453	143,926
CDK Global, Inc.	2,669,202	138,345
Infosys Ltd. (ADR)	7,675,275	130,096
Dell Technologies Inc., Class C2	1,732,000	126,938
FLIR Systems, Inc.	2,497,357	109,459
VeriSign, Inc.[2]	499,471	108,086
Temenos AG1	721,909	100,732
Nexi SpA[1,2]	4,462,102	88,640
New Perspective Fund — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Workday, Inc., Class A2	361,274	$86,565
Nokia Corp.[1,2]	16,563,004	63,168
Intel Corp.	1,153,276	57,456
MediaTek Inc.[1]	1,620,000	43,263
Hexagon AB, Class B1	208,000	18,941
Ceridian HCM Holding Inc.[2]	160,000	17,050
Concentrix Corp.[2]	8,600	849
		29,964,064
Consumer discretionary 20.19%
Tesla, Inc.[2]	13,021,148	9,188,633
Amazon.com, Inc.[2]	1,196,577	3,897,168
NIKE, Inc., Class B	7,850,432	1,110,601
LVMH Moët Hennessy-Louis Vuitton SE1	1,643,062	1,026,635
Prosus NV1	9,396,927	1,010,859
Booking Holdings Inc.[2]	400,932	892,984
MercadoLibre, Inc.[2]	510,259	854,796
Naspers Ltd., Class N1	3,377,648	691,309
Kering SA1	940,482	683,728
Hermès International[1]	612,842	659,023
adidas AG1,2	1,540,954	560,954
Home Depot, Inc.	1,637,221	434,879
Hilton Worldwide Holdings Inc.	3,823,452	425,397
Industria de Diseño Textil, SA1	12,746,834	405,884
EssilorLuxottica[1]	2,488,602	388,113
Renault SA1,2	7,820,413	342,191
Delivery Hero SE1,2	2,154,514	334,403
Flutter Entertainment PLC (GBP denominated)[1]	1,470,653	304,483
Suzuki Motor Corp.[1]	5,758,325	267,341
Restaurant Brands International Inc.	3,963,776	242,226
Trip.com Group Ltd. (ADR)[2]	6,996,354	235,987
Peugeot SA1,2	8,551,205	234,022
Cie. Financière Richemont SA, Class A1	2,389,054	215,880
Galaxy Entertainment Group Ltd.[1]	26,160,000	203,475
InterContinental Hotels Group PLC[1,2]	3,064,584	199,083
Royal Caribbean Cruises Ltd.	2,596,500	193,933
Hilton Grand Vacations Inc.[2,3]	5,456,290	171,055
Melco Resorts & Entertainment Ltd. (ADR)	8,759,727	162,493
Moncler SpA[1,2]	2,180,000	133,342
General Motors Company	2,996,828	124,788
YUM! Brands, Inc.	1,010,014	109,647
Wynn Macau, Ltd.[1,2]	61,591,918	103,558
Domino’s Pizza, Inc.	223,064	85,536
Airbnb, Inc., Class A2,4	576,024	84,560
Nitori Holdings Co., Ltd.[1]	285,100	59,770
Evolution Gaming Group AB1	433,990	44,001
Valeo SA, non-registered shares[1]	1,058,991	41,824
Samsonite International SA1,2	12,516,700	22,238
Sodexo SA1	199,769	16,910
VF Corp.	195,194	16,672
		26,180,381
New Perspective Fund — Page 2 of 11

unaudited
Common stocks (continued) Health care 11.63%	Shares	Value (000)
Intuitive Surgical, Inc.[2]	1,664,012	$1,361,328
Thermo Fisher Scientific Inc.	2,055,408	957,368
AstraZeneca PLC[1]	9,278,606	927,015
Vertex Pharmaceuticals Inc.[2]	3,779,172	893,170
Zoetis Inc., Class A	4,188,664	693,224
Regeneron Pharmaceuticals, Inc.[2]	1,318,718	637,086
BeiGene, Ltd. (ADR)[2]	2,426,774	627,054
Pfizer Inc.	16,284,410	599,429
Seagen Inc.[2]	3,337,977	584,613
Ultragenyx Pharmaceutical Inc.[2,3]	3,726,135	515,809
Insulet Corp.[2]	1,990,627	508,864
CRISPR Therapeutics AG2	3,218,342	492,760
Danaher Corp.	2,212,644	491,517
IDEXX Laboratories, Inc.[2]	967,088	483,418
NovoCure Ltd.[2]	2,704,548	467,995
Novo Nordisk A/S, Class B1	5,833,356	408,017
Edwards Lifesciences Corp.[2]	4,161,182	379,625
Abbott Laboratories	3,101,394	339,572
Incyte Corp.[2]	3,566,070	310,177
Koninklijke Philips NV (EUR denominated)[1,2]	5,253,811	281,165
Teva Pharmaceutical Industries Ltd. (ADR)[2]	23,056,561	222,496
Sanofi[1]	2,279,725	220,268
Catalent, Inc.[2]	2,100,000	218,547
Grifols, SA, Class B (ADR)	9,990,427	184,224
Grifols, SA, Class A, non-registered shares[1]	890,208	25,988
WuXi Biologics (Cayman) Inc.[1,2]	13,294,500	177,084
Tandem Diabetes Care, Inc.[2]	1,672,917	160,065
Mettler-Toledo International Inc.[2]	118,974	135,592
Shionogi & Co., Ltd.[1]	2,458,300	134,374
Olympus Corp.[1]	6,020,000	131,778
Baxter International Inc.	1,600,000	128,384
Coloplast A/S, Class B1	819,133	125,132
Novartis AG1	1,299,000	122,692
Amplifon SpA[1,2]	2,948,400	122,179
Bayer AG1	1,954,133	114,860
bioMérieux SA1	801,000	112,958
Lonza Group AG1	159,735	102,592
Boston Scientific Corp.[2]	2,657,372	95,533
Galapagos NV1,2	911,551	89,695
Fisher & Paykel Healthcare Corp. Ltd.[1]	2,699,000	64,094
Straumann Holding AG1	53,490	62,296
Vir Biotechnology, Inc.[2,4]	2,206,591	59,093
Gilead Sciences, Inc.	935,557	54,506
M3, Inc.[1]	571,000	54,009
Daiichi Sankyo Company, Ltd.[1]	1,573,200	53,930
Viatris Inc.[2]	2,020,551	37,865
Teladoc Health, Inc.[2,4]	165,945	33,182
GlaxoSmithKline PLC[1]	1,690,770	30,980
Roche Holding AG, nonvoting, non-registered shares[1]	63,972	22,320
Allakos Inc.[2,4]	72,223	10,111
Bluebird Bio, Inc.[2]	134,769	5,831
Sarepta Therapeutics, Inc.[2]	33,464	5,705
		15,077,569
New Perspective Fund — Page 3 of 11

unaudited
Common stocks (continued) Financials 10.22%	Shares	Value (000)
JPMorgan Chase & Co.	15,097,051	$1,918,382
AIA Group Ltd.[1]	130,017,400	1,601,511
London Stock Exchange Group PLC[1]	9,334,156	1,150,573
CME Group Inc., Class A	4,758,456	866,277
Moody’s Corp.	2,835,843	823,075
BlackRock, Inc.	906,419	654,018
Chubb Ltd.	4,093,269	630,036
DNB ASA[1,2]	27,108,265	533,730
Hong Kong Exchanges and Clearing Ltd.[1]	9,219,300	507,065
Bank of America Corp.	16,156,000	489,688
Intercontinental Exchange, Inc.	3,114,812	359,107
ICICI Bank Ltd.[1,2]	22,240,773	163,260
ICICI Bank Ltd. (ADR)[2]	10,778,729	160,172
Arch Capital Group Ltd.[2]	8,472,120	305,589
UBS Group AG1	20,627,767	288,509
SVB Financial Group[2]	683,604	265,122
QBE Insurance Group Ltd.[1]	31,666,000	208,467
Hiscox Ltd.[1,2]	13,988,882	192,871
AXA SA1	8,034,722	192,760
Aon PLC, Class A	893,454	188,760
Banco Bilbao Vizcaya Argentaria, SA1	38,405,744	188,268
Prudential PLC[1]	8,782,809	162,115
Deutsche Boerse AG1	907,187	154,013
Société Générale[1,2]	6,732,615	140,256
Everest Re Group, Ltd.	535,747	125,413
TMX Group Ltd.	1,210,130	120,871
Macquarie Group Ltd.[1]	998,000	106,639
Fairfax Financial Holdings Ltd., subordinate voting shares	310,102	105,694
Morgan Stanley	1,262,721	86,534
UniCredit SpA[1,2]	8,502,768	78,683
Willis Towers Watson PLC	359,000	75,634
Goldman Sachs Group, Inc.	260,720	68,755
Aviva PLC[1]	13,861,256	62,170
Citigroup Inc.	996,000	61,413
Sumitomo Mitsui Financial Group, Inc.[1]	1,925,000	59,566
RenaissanceRe Holdings Ltd.	323,416	53,629
Discovery Ltd.[1]	5,095,651	52,736
Skandinaviska Enskilda Banken AB, Class A1,2	4,448,555	45,666
		13,247,027
Communication services 8.64%
Facebook, Inc., Class A2	13,755,897	3,757,561
Alphabet Inc., Class C2	705,057	1,235,175
Alphabet Inc., Class A2	599,384	1,050,505
Netflix, Inc.[2]	3,302,162	1,785,578
Activision Blizzard, Inc.	6,373,109	591,743
Sea Ltd., Class A (ADR)[2]	2,360,599	469,877
América Móvil, SAB de CV, Series L (ADR)	30,241,978	439,718
Cellnex Telecom, SA, non-registered shares[1]	6,321,630	379,514
SoftBank Group Corp.[1]	3,208,700	251,291
Snap Inc., Class A2	4,196,058	210,097
Nintendo Co., Ltd.[1]	274,500	175,183
Adevinta ASA[1,2]	10,139,267	170,237
Vodafone Group PLC[1]	95,576,085	157,283
Koninklijke KPN NV1	44,582,227	135,164
New Perspective Fund — Page 4 of 11

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Z Holdings Corp.[1]	19,900,900	$120,702
Twitter, Inc.[2]	2,000,000	108,300
Electronic Arts Inc.	559,127	80,291
Spotify Technology SA2	142,272	44,767
Bharti Airtel Ltd.[1]	4,184,975	29,254
Live Nation Entertainment, Inc.[2]	196,000	14,402
		11,206,642
Industrials 8.07%
Honeywell International Inc.	4,295,196	913,588
Safran SA1,2	5,527,719	783,944
DSV Panalpina A/S1	4,373,697	731,961
Airbus SE, non-registered shares[1,2]	6,527,179	717,007
Nidec Corp.[1]	5,661,432	713,312
Copart, Inc.[2]	3,305,168	420,583
Komatsu Ltd.[1]	14,093,600	386,202
ASSA ABLOY AB, Class B1	15,639,144	384,667
Ryanair Holdings PLC (ADR)[2]	3,497,239	384,626
Equifax Inc.	1,950,085	376,054
AB Volvo, Class B1,2	14,656,814	344,909
Carrier Global Corp.	8,858,064	334,126
SMC Corp.[1]	534,300	326,309
ABB Ltd.[1]	11,466,509	320,734
Lennox International Inc.	1,100,633	301,540
Delta Air Lines, Inc.	6,335,000	254,730
IDEX Corp.	1,253,944	249,786
Uber Technologies, Inc.[2]	4,852,000	247,452
Spirax-Sarco Engineering PLC[1]	1,515,205	234,184
Boeing Company	973,881	208,469
TransDigm Group Inc.[2]	326,643	202,143
BAE Systems PLC[1]	28,318,600	189,401
Aalberts NV, non-registered shares[1]	3,940,723	174,660
RELX PLC[1]	6,504,765	159,997
Epiroc AB, Class B1	4,528,047	76,709
Epiroc AB, Class A1	4,183,340	76,043
Meggitt PLC[1,2]	22,729,325	145,216
Experian PLC[1]	3,518,697	134,080
Caterpillar Inc.	716,600	130,436
Aggreko PLC[1]	12,598,186	107,934
PageGroup PLC[1,3]	17,021,049	104,251
Techtronic Industries Co. Ltd.[1]	5,480,000	78,464
MTU Aero Engines AG1	226,261	58,952
Recruit Holdings Co., Ltd.[1]	1,220,683	51,200
Northrop Grumman Corp.	160,810	49,002
General Electric Co.	4,107,517	44,361
DCC PLC[1]	265,000	18,836
JGC Holdings Corp.[1]	1,786,462	16,804
Bunzl PLC[1]	321,000	10,730
		10,463,402
Materials 5.31%
Vale SA, ordinary nominative (ADR)	64,075,679	1,073,908
Vale SA, ordinary nominative	17,377,655	292,572
Koninklijke DSM NV1	4,897,736	843,713
Shin-Etsu Chemical Co., Ltd.[1]	4,358,500	763,015
New Perspective Fund — Page 5 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Sherwin-Williams Company	872,541	$641,239
Sika AG1	1,896,844	517,842
Asahi Kasei Corp.[1]	40,891,973	420,600
LyondellBasell Industries NV	4,053,000	371,498
Linde PLC	1,319,471	347,694
Gerdau SA (ADR)	68,807,000	321,329
Dow Inc.	3,473,592	192,784
Chr. Hansen Holding A/S1,2	1,638,741	168,608
DuPont de Nemours Inc.	2,296,742	163,321
Grupo México, SAB de CV, Series B	33,704,978	142,479
Air Liquide SA, non-registered shares[1]	786,378	129,067
Barrick Gold Corp.	4,778,138	108,846
AngloGold Ashanti Ltd. (ADR)	3,239,471	73,277
LANXESS AG1	849,178	65,118
Newmont Corp.	1,081,105	64,747
Alrosa PJSC[1]	44,404,993	59,044
Celanese Corp.	423,552	55,036
Air Products and Chemicals, Inc.	100,712	27,517
CF Industries Holdings, Inc.	618,689	23,950
First Quantum Minerals Ltd.	1,162,000	20,859
		6,888,063
Consumer staples 5.12%
Nestlé SA1	10,064,356	1,184,865
Costco Wholesale Corp.	2,068,975	779,548
Mondelez International, Inc.	9,704,778	567,438
Carlsberg A/S, Class B1,4	2,490,460	399,266
Anheuser-Busch InBev SA/NV1	5,613,229	392,267
British American Tobacco PLC[1]	10,467,740	389,347
Pernod Ricard SA1	1,843,174	353,315
L’Oréal SA, bonus shares[1]	686,197	260,725
L’Oréal SA, non-registered shares[1]	195,803	74,397
Philip Morris International Inc.	3,684,770	305,062
Unilever PLC[1]	4,315,443	259,778
Colgate-Palmolive Company	3,031,885	259,256
Walgreens Boots Alliance, Inc.	6,031,600	240,540
Reckitt Benckiser Group PLC[1]	2,437,884	218,034
Shiseido Company, Ltd.[1]	2,408,100	167,042
KOSÉ Corp.[1]	910,000	155,521
Associated British Foods PLC[1,2]	4,253,285	131,778
Danone SA1	1,955,756	128,544
General Mills, Inc.	1,615,989	95,020
Godrej Consumer Products Ltd.[1]	9,060,047	91,940
Fomento Económico Mexicano, SAB de CV	9,949,300	75,167
Uni-Charm Corp.[1]	996,900	47,300
Japan Tobacco Inc.[1,4]	2,036,900	41,509
Monster Beverage Corp.[2]	305,500	28,253
		6,645,912
Energy 2.04%
Reliance Industries Ltd.[1]	30,359,003	827,008
Reliance Industries Ltd., interim shares[1]	609,493	9,347
Rosneft Oil Company PJSC (GDR)[1]	49,709,276	280,306
Total SE1,4	6,379,599	275,204
Schlumberger Ltd.	11,675,611	254,879
New Perspective Fund — Page 6 of 11

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
EOG Resources, Inc.	4,240,449	$211,471
ConocoPhillips	4,589,171	183,521
TC Energy Corp. (CAD denominated)	3,532,712	143,623
Baker Hughes Co., Class A	5,737,000	119,616
Gazprom PJSC (ADR)[1]	16,947,539	94,214
Royal Dutch Shell PLC, Class B1	5,133,368	88,439
Canadian Natural Resources, Ltd. (CAD denominated)	3,292,716	79,130
LUKOIL Oil Co. PJSC (ADR)[1]	582,132	39,693
Chevron Corp.	305,191	25,773
INPEX Corp.[1,4]	3,376,400	18,246
Weatherford International[2]	371,207	2,227
		2,652,697
Utilities 1.69%
Ørsted AS1	5,400,232	1,104,481
Enel SpA[1]	42,204,199	426,193
Engie SA1,2	15,796,053	241,857
AES Corp.	10,224,790	240,283
Sempra Energy	1,378,905	175,686
		2,188,500
Real estate 0.97%
Equinix, Inc. REIT	545,968	389,919
American Tower Corp. REIT	1,174,157	263,551
Goodman Logistics (HK) Ltd. REIT[1]	17,662,546	257,649
CK Asset Holdings Ltd.[1]	27,684,500	142,398
ESR Cayman Ltd.[1,2]	32,610,000	117,202
Digital Realty Trust, Inc. REIT	588,276	82,070
		1,252,789
Total common stocks (cost: $60,127,168,000)		125,767,046
Preferred securities 0.11% Health care 0.06%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,839,030	71,518
Information technology 0.03%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	596,200	40,472
Materials 0.02%
Gerdau SA, preferred nominative	5,574,300	26,239
Total preferred securities (cost: $84,455,000)		138,229
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	4,712,392	1,224
Total rights & warrants (cost: $0)		1,224
New Perspective Fund — Page 7 of 11

unaudited
Bonds, notes & other debt instruments 0.02% Corporate bonds, notes & loans 0.02% Energy 0.02%	Principal amount (000)	Value (000)
Weatherford International PLC 8.75% 2024[5]	$9,276	$9,310
Weatherford International PLC 11.00% 2024[5]	24,701	19,329
		28,639
Total corporate bonds, notes & loans		28,639
Total bonds, notes & other debt instruments (cost: $29,402,000)		28,639
Short-term securities 2.97% Money market investments 2.97%	Shares
Capital Group Central Cash Fund 0.12%[3,6]	37,575,031	3,757,879
BlackRock Liquidity Funds – FedFund, Institutional Shares 0%[6,7]	28,200,000	28,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[6,7]	27,300,000	27,300
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[6,7]	13,155,239	13,155
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[6,7]	9,400,000	9,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[6,7]	3,800,000	3,800
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.02%[6,7]	2,500,000	2,500
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[6,7]	1,200,000	1,200
Total short-term securities (cost: $3,842,733,000)		3,843,434
Total investment securities 100.09% (cost: $64,083,758,000)		129,778,572
Other assets less liabilities (0.09)%		(114,495)
Net assets 100.00%		$129,664,077
New Perspective Fund — Page 8 of 11

unaudited
Investments in affiliates3

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2020 (000)	Dividend income (000)
Common stocks 0.97%
Information technology 0.36%
Smartsheet Inc., Class A2	$332,914	$—	$—	$—	$133,853	$466,767	$—
Consumer discretionary 0.13%
Hilton Grand Vacations Inc.[2]	114,473	—	—	—	56,582	171,055	—
Health care 0.40%
Ultragenyx Pharmaceutical Inc.[2]	306,251	—	—	—	209,558	515,809	—
Industrials 0.08%
PageGroup PLC[1]	82,071	—	—	—	22,180	104,251	—
Aggreko PLC[1,8]	78,371	—	29,223	(29,287)	88,073	—	—
						104,251
Total common stocks						1,257,882
Short-term securities 2.90%
Money market investments 2.90%
Capital Group Central Cash Fund 0.12%[6]	4,763,291	3,203,014	4,208,426	—[9]	—	3,757,879	1,244
Total 3.87%				$(29,287)	$510,246	$5,015,761	$1,244
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $46,401,366,000, which represented 35.79% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $353,203,000, which represented .27% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,639,000, which represented .02% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 12/31/2020.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 12/31/2020.
[9]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
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unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$19,846,004	$10,118,060	$—	$29,964,064
Consumer discretionary	18,231,355	7,949,026	—	26,180,381
Health care	11,694,143	3,383,426	—	15,077,569
Financials	7,358,169	5,888,858	—	13,247,027
Communication services	9,788,014	1,418,628	—	11,206,642
Industrials	4,116,896	6,346,506	—	10,463,402
Materials	3,921,056	2,967,007	—	6,888,063
Consumer staples	2,350,284	4,295,628	—	6,645,912
Energy	1,020,240	1,632,457	—	2,652,697
Utilities	415,969	1,772,531	—	2,188,500
Real estate	735,540	517,249	—	1,252,789
Preferred securities	26,239	111,990	—	138,229
Rights & warrants	1,224	—	—	1,224
Bonds, notes & other debt instruments	—	28,639	—	28,639
Short-term securities	3,843,434	—	—	3,843,434
Total	$83,348,567	$46,430,005	$—	$129,778,572
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
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